SCHEDULE OF ENVIRO'S ASSET AND LIABILITIES (Details) - Enviro Therapeutics, Inc. [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Cash	$ 6
Intangible assets	800
Accounts payable	(51)
Advances from related parties	(129)
Total	$ 627